NOTE 8. Summery of Future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net minimum lease payments receivable (2013)	$ 220,252
Net minimum lease payments receivable (2014)	41,036
Net minimum lease payments receivable (2015)	68
Net minimum lease payments receivable	261,356
Less: unearned interest income	(26,404)	(59,234)
Net investment in direct financing and sales-type leases	234,952	443,558
Year 2013
Less: unearned interest income	(24,039)
Net investment in direct financing and sales-type leases	196,213
Year 2014
Less: unearned interest income	(2,363)
Net investment in direct financing and sales-type leases	38,673
Year 2015
Less: unearned interest income	(2)
Net investment in direct financing and sales-type leases	$ 66